Stock-Based Compensation Plans (Tables)	12 Months Ended
Aug. 31, 2019
Stock-Based Compensation Plans [Abstract]
Stock-based compensation costs recognized for employee services
The following table summarizes the stock-based compensation costs recognized for employee services received during the years ended August 31, 2017, 2018 and 2019:

	Years ended August 31,
	2019	2018	2017

Stock-based compensation costs arising from equity-settled awards	$1,849	$1,770	$1,439
Stock-based compensation costs arising from cash-settled awards	(18)	(22)	38
	$1,831	$1,748	$1,477

Restricted Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity
The following table summarizes RSU activity for the years ended August 31, 2017, 2018 and 2019:

	Years ended August 31,
	2019	2018	2017

Outstanding – Beginning of year	1,615,152	1,611,330	1,551,555
Granted	632,931	420,621	527,143
Redeemed	(317,072)	(345,883)	(327,859)
Forfeited	(94,565)	(70,916)	(139,509)
Outstanding – End of year	1,836,446	1,615,152	1,611,330

Deferred Share Unit Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of stock option activity
The following table summarizes DSU activity for the years ended August 31, 2017, 2018 and 2019:

	Years ended August 31,
	2019	2018	2017

Outstanding – Beginning of year	181,689	174,279	159,127
Granted	69,818	65,745	45,058
Redeemed	–	(58,335)	(29,906)
Outstanding – End of year	251,507	181,689	174,279